Share-based Payments - Summary of Valuation Assumptions Used in Models (Details) - Long Term Incentive Plan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Average share price volatility FMCG comparator group (%)	23.00%	21.00%
Average correlation FMCG comparator group (%)	29.00%	31.00%